AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 98.6%
Communication Services - 10.9%
Baidu, Inc., Class A (China)*	187,800	$3,671,638
Kanzhun, Ltd., ADR (China)*	63,200	1,180,576
Tencent Holdings, Ltd. (China)	82,040	3,770,653
The Walt Disney Co. (United States)*	11,003	978,056

Total Communication Services		9,600,923
Consumer Discretionary - 33.5%
Alibaba Group Holding, Ltd. (China)*	288,348	3,684,910
Eicher Motors, Ltd. (India)	6,210	254,356
H World Group Ltd., ADR (China)*	64,259	3,087,002
Haidilao International Holding, Ltd. (China)[1]	778,000	2,197,433
Hermes International (France)	248	548,890
Jubilant Foodworks, Ltd. (India)	183,010	1,066,251
Li Ning Co., Ltd. (China)	340,000	2,072,787
LVMH Moet Hennessy Louis Vuitton SE (France)	434	403,085
MakeMyTrip, Ltd. (India)*	47,909	1,378,342
Moncler SpA (Italy)	8,003	577,606
Sands China, Ltd. (Macau)*	1,518,490	5,850,001
Titan Co., Ltd. (India)	23,860	871,945
Trip.com Group, Ltd. (China)*	102,642	4,192,190
Tube Investments of India, Ltd. (India)	14,100	528,670
Yum China Holdings, Inc. (China)	46,978	2,866,598

Total Consumer Discretionary		29,580,066
Consumer Staples - 8.3%
By-health Co., Ltd., Class A (China)	219,361	649,731
The Estee Lauder Cos., Inc., Class A (United States)	6,090	1,096,200
Foshan Haitian Flavouring & Food Co., Ltd., Class A (China)	129,252	839,461
Kweichow Moutai Co., Ltd., Class A (China)	5,200	1,372,570
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	134,670	560,957
Wuliangye Yibin Co., Ltd., Class A (China)	111,053	2,820,984

Total Consumer Staples		7,339,903
Financials - 26.1%
AIA Group, Ltd. (Hong Kong)	363,530	3,637,024
Banco Bradesco, S.A., ADR (Brazil)	296,000	1,044,880
Bank Central Asia Tbk PT (Indonesia)	676,800	409,892
China International Capital Corp., Ltd., Class H (China)[1]	1,583,700	3,504,946
Cholamandalam Investment and Finance Co., Ltd. (India)	43,000	592,481
East Money Information Co., Ltd., Class A (China)	107,729	243,095
HDFC Asset Management Co., Ltd. (India)[1]	30,717	946,850
	Shares	Value

HDFC Bank, Ltd., ADR (India)	51,673	$3,528,232
HDFC Life Insurance Co., Ltd. (India)[1]	172,320	1,355,858
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	34,550	1,456,698
Kotak Mahindra Bank, Ltd. (India)	150,226	3,394,975
Mastercard, Inc., Class A (United States)	3,120	1,230,154
NU Holdings, Ltd., Class A (Brazil)*	133,100	1,059,476
One 97 Communications, Ltd. (India)*	61,700	600,616

Total Financials		23,005,177
Health Care - 1.2%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	59,312	415,871
Novo Nordisk A/S, Class B (Denmark)	3,714	598,891

Total Health Care		1,014,762
Industrials - 2.2%
Contemporary Amperex Technology Co., Ltd., Class A (China)	26,480	882,869
Copa Holdings, S.A., Class A (Panama)	2,945	347,569
Shenzhen Inovance Technology Co., Ltd., Class A (China)	73,000	726,238

Total Industrials		1,956,676
Information Technology - 14.4%
Beijing Kingsoft Office Software, Inc., Class A (China)	5,875	334,349
Infineon Technologies AG (Germany)	95,095	4,178,045
QUALCOMM, Inc. (United States)	27,324	3,611,413
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	254,500	4,595,660

Total Information Technology		12,719,467
Materials - 2.0%
Asian Paints, Ltd. (India)	21,928	900,758
Skshu Paint Co., Ltd., Class A (China)*	71,838	824,670

Total Materials		1,725,428

Total Common Stocks (Cost $69,951,254)		86,942,402

	Principal Amount
Short-Term Investments - 0.0%#
Repurchase Agreements - 0.0%#
Fixed Income Clearing Corp., dated 07/31/23 due 08/01/23, 5.150% total to be received $26,004 (collateralized by a U.S. Treasury, 4.625%, 03/15/26, totaling $26,534)	$26,000	26,000

Total Short-Term Investments (Cost $26,000)		26,000
Total Investments - 98.6% (Cost $69,977,254)		86,968,402

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - 1.4%	$1,220,756
Net Assets - 100.0%	$88,189,158

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $8,005,087 or 9.1% of net assets.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$7,331,942	$22,248,124	—	$29,580,066
Financials	6,862,742	16,142,435	—	23,005,177
Information Technology	3,611,413	9,108,054	—	12,719,467
Communication Services	2,158,632	7,442,291	—	9,600,923
Consumer Staples	1,657,157	5,682,746	—	7,339,903
Industrials	347,569	1,609,107	—	1,956,676
Materials	—	1,725,428	—	1,725,428
Health Care	415,871	598,891	—	1,014,762
Short-Term Investments
Repurchase Agreements	—	26,000	—	26,000
Total Investments in Securities	$22,385,326	$64,583,076	—	$86,968,402

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2023, there were no transfers in or out of Level 3.

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at July 31, 2023, was as follows:
Country	% of Long-Term Investments
Brazil	2.4
China	45.2
Denmark	0.7
France	1.1
Germany	4.8
Hong Kong	5.9
India	17.7
Indonesia	0.5
Italy	0.7
Macau	6.7
Mexico	0.6
Panama	0.4
Taiwan	5.3
United States	8.0
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.